Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	$ 111,974	$ 137,834
Fair Value, Measurements, Recurring [Member]
Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	111,974	137,834
Mortgage loan commitments	36	16
Total	112,010	137,850
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	111,974
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	111,974	137,834
Mortgage loan commitments	36	16
Total	112,010	137,850
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Note 20 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0